Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	₩ 253,213	₩ 214,770
Short-term derivative financial liabilities	(28,406)	(86,950)
Long-term derivative financial liabilities	(11,064)	(203)
Derivative financial liabilities	(39,470)	₩ (87,153)
Redeemable convertible preferred shares issued by Bluehole INC [Member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	222,257
Structured bonds [Member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	9,054
Fixed-to-fixed cross currency swap, Jul, 20, 2007 [Member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	21,554
Floating-to-fixed Interest Rate Swap, Dec. 20, 2016 [Member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	307
Floating-to-fixed Interest Rate Swap, Jan. 30, 2017 [Member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	43
Floating-to-fixed interest rate swap, Dec. 21, 2017 [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	(2)
Fixed-to-fixed Cross Currency Swap, Nov. 1, 2012 [Member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial liabilities	(27,791)
Fixed-to-fixed Cross Currency Swap, Oct. 29, 2013 [Member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial liabilities	(615)
Fixed-to-fixed Cross Currency Swap, Mar. 7, 2013 [Member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(7,613)
Fixed-to-fixed Cross Currency Swap, Dec. 16, 2013 [Member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(3,106)
Floating-to-fixed Interest Rate Swap, Mar. 31, 2017 [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(345)
Valuation gain (loss) on derivatives [Member] | Fixed-to-fixed cross currency swap, Jul, 20, 2007 [Member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	21,554
Valuation gain (loss) on derivatives [Member] | Floating-to-fixed Interest Rate Swap, Dec. 20, 2016 [Member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	307
Valuation gain (loss) on derivatives [Member] | Floating-to-fixed Interest Rate Swap, Jan. 30, 2017 [Member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	43
Valuation gain (loss) on derivatives [Member] | Floating-to-fixed interest rate swap, Dec. 21, 2017 [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	(2)
Valuation gain (loss) on derivatives [Member] | Fixed-to-fixed Cross Currency Swap, Nov. 1, 2012 [Member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial liabilities	(27,791)
Valuation gain (loss) on derivatives [Member] | Fixed-to-fixed Cross Currency Swap, Oct. 29, 2013 [Member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial liabilities	(615)
Valuation gain (loss) on derivatives [Member] | Fixed-to-fixed Cross Currency Swap, Mar. 7, 2013 [Member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(7,613)
Valuation gain (loss) on derivatives [Member] | Fixed-to-fixed Cross Currency Swap, Dec. 16, 2013 [Member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(3,106)
Valuation gain (loss) on derivatives [Member] | Floating-to-fixed Interest Rate Swap, Mar. 31, 2017 [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(345)
Held for trading [Member] | Structured bonds [Member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	9,054
Embedded derivatives [member] | Redeemable convertible preferred shares issued by Bluehole INC [Member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	₩ 222,257